Related Parties - Summary of Related Parties Activities (Parenthetical) (Detail)	Dec. 20, 2017 USD ($)
Accounts receivable and payables [line items]
Non-compete fee	$ 15,000
Hulsholf WQF [member]
Accounts receivable and payables [line items]
Non-compete fee	12,450
Wilson Quintella Filho [member]
Accounts receivable and payables [line items]
Non-compete fee	$ 2,550